Inventories (Details) - EUR (€) € in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Inventories
Cost of inventories sold	€ 1,341,037	€ 640,913	€ 449,590
Inventory (write-downs) and utilization or reversal of previously recognized write-downs	(1,258)	(1,474)	€ 6,658
Inventories pledged as security for liabilities	€ 371,000	€ 348,000